CXApp Acquisition (Details) - Schedule of Purchase Price (Parentheticals) - Common Stock [Member]	12 Months Ended
Dec. 31, 2022 $ / shares shares
Business Acquisition [Line Items]
Common stock, shares | shares	117,994
Common stock, price per share | $ / shares	$ 84.75